Subsequent event	9 Months Ended
Aug. 31, 2022
Subsequent event
Subsequent Events

15.      Subsequent event

On October 5, 2022, the Company issued a Promissory note payable, unsecured, in the principal sum of $200,000.00 (the "Principal") with interest accruing at 10.0% per annum. The Principal plus the interest will become due and payable in full in 6 months.